Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (318)	$ (318)	$ (338)
Impairment losses	(43)	(59)	(43)
Derecognition	35	54	71
Currency translation and other	53	5	(8)
Ending balance	(273)	(318)	(318)
Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(194)	(202)	(230)
Impairment losses	(40)	(55)	(43)
Derecognition	29	53	69
Currency translation and other	44	10	2
Ending balance	(160)	(194)	(202)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(7)	(7)	(9)
Currency translation and other			2
Ending balance	(7)	(7)	(7)
Other receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(117)	(109)	(99)
Impairment losses	(3)	(4)
Derecognition	6	1	2
Currency translation and other	9	(5)	(12)
Ending balance	$ (106)	$ (117)	$ (109)